Shareholders' Equity - Changes in Number of Issued Shares of Common Stock and Common Stock Held by SMFG or its Subsidiaries (Detail) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Common stock [member]
Disclosure of classes of share capital [line items]
At beginning of period	1,374,362,102	1,374,040,061	1,373,171,556
Net change	329,092	322,041	868,505
At end of period	1,374,691,194	1,374,362,102	1,374,040,061
Treasury stock [member]
Disclosure of classes of share capital [line items]
At beginning of period	3,542,321	3,612,302	3,645,043
Net change	26,528,329	(69,981)	(32,741)
At end of period	30,070,650	3,542,321	3,612,302